Provision For Income Tax	12 Months Ended
Mar. 31, 2026
Provision For Income Tax [Abstract]
PROVISION FOR INCOME TAX

NOTE 15 — PROVISION FOR INCOME TAX

Enterprise income tax

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

HKSAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

Singapore

Tax on corporate income is imposed at a flat rate of 17%. A partial tax exemption and a three-year start-up tax exemption for qualifying start-up companies are available.

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the year ended March 31,
	2026	2025	2024
Current income tax	$16,772	$—	$128,932
Deferred income tax	(11,846)	(174,620)	—
Provision for (Benefit from) income taxes	$4,926	$(174,620)	$128,932

The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
(Loss) Income before income tax	$(10,310,278)	$(1,635,736)	$912,370
Tax expenses at the British Virgin Islands statutory tax rate	—	—	—
Tax expenses at Singapore Profits Tax rate	—	—	—
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	(1,701,196)	(269,896)	150,541
Effect of different tax rates available to different jurisdictions	1,402,209	—	—
Tax allowance at the statutory tax rates	(43,217)	(1,362)	(1,276)
Tax effect on non-assessable income	(55)	(18)	(18)
Tax effect on non-deductible expenditure	4,184	75,483	772
Under-provision in prior years	11,607	—	—
Tax effect of two-tier tax rate	—	21,173	(21,087)
Valuation allowance	331,394	—	—
Provision for (Benefit from) income taxes	$4,926	$(174,620)	$128,932

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
British Virgin Islands statutory tax rate	—%	—%	—%
Hong Kong Profits tax rate	16.5%	16.5%	16.5%
Different tax rates available to different jurisdictions	(13.6)%	—%	—%
Tax allowance at the statutory tax rates	0.4%	0.1%	(0.1)%
Non-assessable income	—%	—%	—%
Non-deductible expenditure	—%	(4.6)%	—%
Under-provision in prior years	(0.1)%	—%	—%
Two-tier tax rate	—%	(1.3)%	(2.3)%
Valuation allowance	(3.2)%	—%	—%
Effective tax rate	—%	10.7%	14.1%

An analysis of the Company’s deferred tax assets as of March 31, 2026 and 2025 was as follows:

	As of March 31,
	2026	2025
Deferred tax assets:
Net operating loss carried forward	515,228	174,915
Less: Valuation allowance	(329,863)	—
Deferred tax assets - net	$185,365	$174,915

The movement of deferred tax assets is as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$174,915	$—
Additions	343,240	174,620
Utilization	—	—
Valuation allowance	(331,394)	—
Exchange adjustment	(1,396)	295
Balance at end of the year	$185,365	$174,915

Deferred tax assets

	Accumulated losses carry forward	Others	Total
	USD	USD	USD
As of April 1, 2024	$—	$—	$—
Credit to the statement of operations	174,620	—	174,620
Exchange adjustment	295	—	295
As of March 31, 2025 and April 1, 2025	174,915	—	174,915
Credit to the statement of operations	331,394	11,846	343,240
Less: valuation allowance	(331,394)	—	(331,394)
Exchange adjustment	(1,342)	(54)	(1,396)
Balance at end of the year	$173,573	$11,792	$185,365

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.